Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Mar. 31, 2018
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Summary of Investments in Associates and Joint Ventures

The following table presents the SMBC Group’s principal associates and joint venture at March 31, 2018. Investments in associates and joint ventures of the SMBC Group are accounted for using the equity method unless they are held for sale.

Company Name	Country of Incorporation	Proportion of Ownership Interest(1)	Proportion of Voting Rights(1)		Main Business
		(%)	(%)
Principal Associates
THE MINATO BANK, LTD.	Japan	3.9	34.1	(2)	Commercial banking
Kansai Urban Banking Corporation	Japan	47.9	48.1		Commercial banking
The Japan Net Bank, Limited	Japan	41.1	41.1		Internet banking
PT Bank Tabungan Pensiunan Nasional Tbk	Indonesia	40.6	40.6		Commercial banking
The Bank of East Asia, Limited	China	19.4	19.4		Commercial banking
ACLEDA Bank Plc.	Cambodia	18.2	18.2		Commercial banking
Vietnam Export Import Commercial Joint Stock Bank	Vietnam	15.0	15.0		Commercial banking
Sumitomo Mitsui Auto Service Company, Limited	Japan	33.9	33.9		Leasing
NEC Capital Solutions Limited	Japan	25.0	25.0		Leasing
POCKET CARD CO., LTD.	Japan	20.0	20.0		Credit card
JSOL Corporation	Japan	50.0	50.0		System development and data processing
Sakura Information Systems Co., Ltd.	Japan	49.0	49.0		System engineering and data processing
Daiwa SB Investments Ltd.	Japan	43.9	43.9		Investment advisory and investment trust management
China Post & Capital Fund Management Co., Ltd.	China	23.6	23.6		Investment advisory and investment trust management
Principal Joint Venture
Daiwa Securities SMBC Principal Investments Co., Ltd.	Japan	40.0	40.0		Investments, fund management

(1)	Percentages of proportion of ownership interest and proportion of voting rights have been truncated.
(2)	The SMBC Group has a 3.9% direct holding in THE MINATO BANK, LTD., and can exercise a further 30.2% of the voting rights held by SMBC’s retirement benefit trust under contractual agreements between SMBC and the retirement benefit trust.

Financial Information of all Individually Immaterial Associates and Joint Ventures

The following table summarizes, in aggregate, the financial information of all individually immaterial associates and joint ventures that are accounted for using the equity method:

	At and for the fiscal year ended March 31,
	2018	2017
	(In millions)
Carrying amount of investments in associates and joint ventures	¥730,414	¥675,704
Share of:
Profit from continuing operations	49,323	29,318
Other comprehensive income (loss)	7,885	(21,602)
Total comprehensive income	57,208	7,716